GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Impairment (note 5.3)	$ 1,927	$ 960	$ 160
Property, plant and equipment ending balance	36,231	35,638
Right-of-use assets	1,235			$ 1,768
Property, plant and equipment, temporarily idle	332	260
Property, plant and equipment, assets retired from active use and not classified as held for sale	47	51
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	228	244
NAFTA
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	14	14
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	88	2
ACIS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	2	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				1,444
Additions	4,036	3,410
Acquisitions through business combinations (note 2.2.4)	34	1,626
Foreign exchange differences	(116)	(5,214)
Disposals	759	781
Divestments (note 2.3.1)	614	260
Transfers (to)/ from assets held for sale (note 2.3.2)		(6,109)
Other movements	(10)	(93)
Property, plant and equipment ending balance	67,220	63,205	70,626
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				(39)
Foreign exchange differences	146	3,287
Disposals	(679)	(617)
Divestments (note 2.3.1)	(97)	(212)
Transfers (to)/ from assets held for sale (note 2.3.2)		5,471
Other movements	98	149
Depreciation charge for the year	2,973	2,688
Impairment (note 5.3)	1,430	960
Property, plant and equipment ending balance	(30,989)	(27,567)	(33,655)
Land, buildings and Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment ending balance	7,409	7,766
Land, buildings and Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				0
Additions	35	36
Acquisitions through business combinations (note 2.2.4)	24	358
Foreign exchange differences	(99)	(888)
Disposals	66	120
Divestments (note 2.3.1)	0	43
Transfers (to)/ from assets held for sale (note 2.3.2)		(1,434)
Other movements	124	125
Property, plant and equipment ending balance	10,897	10,879	12,845
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				0
Foreign exchange differences	58	484
Disposals	(45)	(110)
Divestments (note 2.3.1)	0	(31)
Transfers (to)/ from assets held for sale (note 2.3.2)		989
Other movements	14	6
Depreciation charge for the year	338	356
Impairment (note 5.3)	154	21
Property, plant and equipment ending balance	(3,488)	(3,113)	(4,356)
Machinery, equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment ending balance	21,739	23,224
Biological assets	59	49
Bearer plants	38	38
Machinery, equipment and other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				(921)
Additions	471	282
Acquisitions through business combinations (note 2.2.4)	10	1,210
Foreign exchange differences	(98)	(4,006)
Disposals	654	535
Divestments (note 2.3.1)	130	215
Transfers (to)/ from assets held for sale (note 2.3.2)		(4,532)
Other movements	1,888	1,684
Property, plant and equipment ending balance	44,628	44,062	50,174
Right-of-use assets		921
Machinery, equipment and other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				558
Foreign exchange differences	112	2,715
Disposals	(614)	(494)
Divestments (note 2.3.1)	(3)	(181)
Transfers (to)/ from assets held for sale (note 2.3.2)		4,456
Other movements	35	158
Depreciation charge for the year	2,171	2,212
Impairment (note 5.3)	1,202	930
Property, plant and equipment ending balance	(22,889)	(20,838)	(25,700)
Right-of-use assets		(558)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment ending balance	4,499	3,382
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				0
Additions	3,245	3,064
Acquisitions through business combinations (note 2.2.4)	0	58
Foreign exchange differences	50	(220)
Disposals	16	113
Divestments (note 2.3.1)	0	2
Transfers (to)/ from assets held for sale (note 2.3.2)		(143)
Other movements	(2,152)	(2,013)
Property, plant and equipment ending balance	5,490	4,363	3,732
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				0
Foreign exchange differences	4	7
Disposals	0	0
Divestments (note 2.3.1)	0	0
Transfers (to)/ from assets held for sale (note 2.3.2)		26
Other movements	(5)	(17)
Depreciation charge for the year	0	0
Impairment (note 5.3)	9	9
Property, plant and equipment ending balance	(991)	(981)	(988)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment ending balance	1,235	0
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				2,365
Additions	259
Acquisitions through business combinations (note 2.2.4)	0
Foreign exchange differences	(7)
Disposals	4
Divestments (note 2.3.1)	484
Other movements	(37)
Property, plant and equipment ending balance	2,092
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				(597)
Foreign exchange differences	(4)
Disposals	(3)
Divestments (note 2.3.1)	(94)
Other movements	55
Depreciation charge for the year	343
Impairment (note 5.3)	65
Property, plant and equipment ending balance	(857)
Mining Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment ending balance	1,349	1,266
Mining Assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				0
Additions	26	28
Acquisitions through business combinations (note 2.2.4)	0	0
Foreign exchange differences	38	(100)
Disposals	19	13
Divestments (note 2.3.1)	0	0
Transfers (to)/ from assets held for sale (note 2.3.2)		0
Other movements	167	111
Property, plant and equipment ending balance	4,113	3,901	3,875
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Adoption of IFRS 16 (notes 1 and 7)3				0
Foreign exchange differences	(24)	81
Disposals	(17)	(13)
Divestments (note 2.3.1)	0	0
Transfers (to)/ from assets held for sale (note 2.3.2)		0
Other movements	(1)	2
Depreciation charge for the year	121	120
Impairment (note 5.3)	0	0
Property, plant and equipment ending balance	$ (2,764)	$ (2,635)	$ (2,611)
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	7 years
IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets				$ 1,136
ArcelorMIttal Italia | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Measurement period adjustment	$ 92